SUBSEQUENT EVENTS (Details)				1 Months Ended			3 Months Ended
	Jul. 12, 2022 shares	Jul. 11, 2022 shares	Apr. 12, 2022 USD ($) director $ / shares shares	Mar. 31, 2022 USD ($) item shares	Dec. 31, 2021 item $ / shares shares	Nov. 30, 2021 item	Mar. 31, 2022 item shares	Apr. 11, 2022 shares	Mar. 14, 2022 $ / shares	Mar. 13, 2022 $ / shares shares	Dec. 31, 2020 shares
Subsequent Event [Line Items]
Number of license and supply agreements entered | item					3	3
Ordinary shares, shares authorized					12,000,000,000						12,000,000,000
2020 Notes
Subsequent Event [Line Items]
Warrants, number of securities called by warrants (in shares)					29,388
Warrants, exercise price of warrants (in dollars per share) | $ / shares					$ 49.75
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of license and supply agreements entered | item							4
Number of ADSs acquirable for options			71,429
Annual discretionary bonuses | $				$ 472,500
Ordinary shares, shares authorized			50,000,000,000					12,500,000,000
Combined base salary of two founders | $			$ 990,000
Exercise price on grant date | $ / shares			$ 17.50
Vesting period			4 years
Amount of repayments per each month to two founders | $			$ 25,000
Number of non-employee directors | director			5
Subsequent Event [Member] | Minimum
Subsequent Event [Line Items]
Percentage of annual discretionary bonus on annual base salary			45.00%
Subsequent Event [Member] | Amended Plan
Subsequent Event [Line Items]
Number of ordinary shares reserved for future issuance (in percentage)				15.00%
Number of ordinary shares reserved for future issuance				1,826,991,616			1,826,991,616
Number of ADSs represented by ordinary shares				365,398			365,398
Number of shares purchased for award				316,571
Subsequent Event [Member] | Amended Plan | Two Founders
Subsequent Event [Line Items]
Number of ADSs acquirable for options			85,714
Exercise price on grant date | $ / shares			$ 17.50
Vesting period			4 years
Subsequent Event [Member] | Amended Plan | Directors
Subsequent Event [Line Items]
Number of ADSs acquirable for options			12,857
Exercise price on grant date | $ / shares			$ 17.50
Vesting period			3 years
Subsequent Event [Member] | ADS
Subsequent Event [Line Items]
Number of shares represented for one ADS	5,000	400
Ratio Change	12.5
Subsequent Event [Member] | Series A warrants held by Investor | ADS
Subsequent Event [Line Items]
Warrants, number of securities called by warrants (in shares)										342,100
Warrants, exercise price of warrants (in dollars per share) | $ / shares										$ 49.75
Subsequent Event [Member] | Series B warrants | ADS
Subsequent Event [Line Items]
Warrants, number of securities called by warrants (in shares)										342,100
Warrants, exercise price of warrants (in dollars per share) | $ / shares										$ 49.75
Subsequent Event [Member] | Series C warrants | ADS
Subsequent Event [Line Items]
Warrants, number of securities called by warrants (in shares)										191,174
Warrants, exercise price of warrants (in dollars per share) | $ / shares										$ 49.75
Subsequent Event [Member] | 2020 Notes
Subsequent Event [Line Items]
Aggregate payment for notes payables settlement | $				$ 311,670
Number of note payables settled | item				2
Number of notes payables | item				5			5
Subsequent Event [Member] | 2020 Notes | Exchange warrant held by Investor | ADS
Subsequent Event [Line Items]
Warrants, number of securities called by warrants (in shares)										29,388
Warrants, exercise price of warrants (in dollars per share) | $ / shares									$ 0.00	$ 49.75